Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 60,509	$ 58,777
Total Capital to Risk Weighted Assets, Actual (Ratio)	14.10%	14.00%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 34,387	$ 33,660
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 42,984	$ 42,076
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 48,536	$ 46,869
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	11.30%	11.10%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 25,790	$ 25,245
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 34,387	$ 33,660
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 37,881	$ 36,214
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	8.80%	8.60%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 19,343	$ 18,934
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 27,940	$ 27,349
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 48,536	$ 46,869
Tier 1 Capital to Average Assets, Actual (Ratio)	7.40%	7.40%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 26,336	$ 25,347
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 32,920	$ 31,683
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 58,082	$ 57,765
Total Capital to Risk Weighted Assets, Actual (Ratio)	13.60%	13.80%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 34,098	$ 33,460
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 42,622	$ 41,826
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 56,101	$ 55,391
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	13.20%	13.20%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 25,573	$ 25,095
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 34,098	$ 33,460
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 45,446	$ 44,736
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	10.70%	10.70%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 19,180	$ 18,821
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 27,704	$ 27,187
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 56,101	$ 55,391
Tier 1 Capital to Average Assets, Actual (Ratio)	8.50%	8.80%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 26,249	$ 25,254
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 32,812	$ 31,567
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%